Other Receivables (Details) - USD ($) $ in Thousands	Jul. 31, 2022	Jan. 31, 2022
Other Receivables
Net working capital adjustments receivable from acquisitions	$ 74	$ 309
Other receivables	11,346	13,766
Other Receivables, Net, Current, Total	$ 11,420	$ 14,075